Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Dec. 31, 2022 USD ($) Vessel
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	2
Net book value	$ 50,200
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Net book value	$ 37,512